BORROWINGS (Details 4)	12 Months Ended					12 Months Ended		12 Months Ended									12 Months Ended				12 Months Ended	0 Months Ended			12 Months Ended			12 Months Ended			0 Months Ended		12 Months Ended							12 Months Ended				12 Months Ended									12 Months Ended					0 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Credit facility USD ($)	Dec. 31, 2014 Credit facility Repayment due in 2015 USD ($)	Dec. 31, 2014 CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd Local Chinese commercial banks Loan agreement for construction of solar power project Credit facility USD ($)	May 20, 2013 CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd Local Chinese commercial banks Loan agreement for construction of solar power project Credit facility USD ($)	Dec. 31, 2014 CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd Local Chinese commercial banks Loan agreement for construction of solar power project Credit facility Minimum
Dec. 31, 2014
CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd
Local Chinese commercial banks
Loan agreement for construction of solar power project
Credit facility
Repayment due in 2015
USD ($)

Dec. 31, 2014
CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd
Local Chinese commercial banks
Loan agreement for construction of solar power project
Credit facility
Repayment due in 2016
USD ($)

Dec. 31, 2014
CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd
Local Chinese commercial banks
Loan agreement for construction of solar power project
Credit facility
Repayment due in 2017
USD ($)

Dec. 31, 2014
CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd
Local Chinese commercial banks
Loan agreement for construction of solar power project
Credit facility
Repayment due in 2018
USD ($)

Dec. 31, 2014
CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd
Local Chinese commercial banks
Loan agreement for construction of solar power projects
Credit facility
Repayment Due In 2019 And Thereafter
USD ($)
														May 20, 2013 Tumushuke CSI New Energy Development Co., Ltd.	Dec. 31, 2014 SZCC, or CSI Cells Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility USD ($)	Oct. 29, 2011 SZCC, or CSI Cells Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility USD ($)	Dec. 31, 2014 SZCC, or CSI Cells Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2015 USD ($)	Dec. 31, 2014 SZCC, or CSI Cells Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2016 USD ($)	Dec. 31, 2014 SZCC, or CSI Cells Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2017 USD ($)	Oct. 28, 2013 SZCC, or CSI Cells State-owned trust company Loan agreement for research of Solar Photovoltaic Technology Credit facility USD ($)	Dec. 31, 2014 SZCC, or CSI Cells State-owned trust company Loan agreement for research of Solar Photovoltaic Technology Credit facility Repayment due in 2016 USD ($)	Jun. 26, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on June 26, 2012 Credit facility	Dec. 31, 2014 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on June 26, 2012 Credit facility USD ($)	Jun. 26, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on June 26, 2012 Credit facility USD ($)	Dec. 31, 2014 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on June 26, 2012 Credit facility Repayment due in 2015 USD ($)	Dec. 31, 2014 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Credit facility USD ($)	Feb. 28, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Credit facility USD ($)	Dec. 31, 2014 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Credit facility Repayment due in 2015 USD ($)	Dec. 31, 2014 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Credit facility Repayment due in 2016 USD ($)	Feb. 28, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 First tranche	Feb. 28, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Second tranche Repayment in each month USD ($)	Dec. 31, 2014 HKSI Chinese Commercial Banks Loan agreement for working capital entered on November 25, 2013 Credit facility USD ($)	Dec. 31, 2014 HKSI Chinese Commercial Banks Loan agreement for working capital entered on November 25, 2013 Credit facility London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2014 HKSI Chinese Commercial Banks Loan agreement for working capital entered on November 25, 2013 Credit facility Repayment due in 2015 USD ($)	Dec. 31, 2014 HKSI Chinese Commercial Banks Loan agreement for working capital entered on November 25, 2013 Credit facility Repayment due in 2016 USD ($)	Dec. 31, 2013 Canadian Solar International Project 1 Limited
Dec. 31, 2014
Canadian Solar International Project 1 Limited
Harvest North Star Capital
Loan agreement for financing the development of several ground-mounted solar power projects in Japan
Credit facility
USD ($)

Dec. 31, 2013
Canadian Solar International Project 1 Limited
Harvest North Star Capital
Loan agreement for financing the development of several ground-mounted solar power projects in Japan
Credit facility

Dec. 04, 2013
Canadian Solar International Project 1 Limited
Harvest North Star Capital
Loan agreement for financing the development of several ground-mounted solar power projects in Japan
Credit facility
USD ($)

Dec. 31, 2014
Canadian Solar International Project 1 Limited
Harvest North Star Capital
Loan agreement for financing the development of several ground-mounted solar power projects in Japan
Credit facility
Repayment due in 2015
USD ($)

Dec. 31, 2014
Canadian Solar International Project 1 Limited
Harvest North Star Capital
Loan agreement for financing the development of several ground-mounted solar power projects in Japan
Credit facility
Repayment due in 2016
USD ($)
																																										Dec. 31, 2014 SZSP China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility USD ($)	Aug. 28, 2013 SZSP China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility USD ($)	Dec. 31, 2014 SZSP China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Minimum CNY	Dec. 31, 2014 SZSP China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due in 2015 USD ($)	Dec. 31, 2014 SZSP China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due in 2016 USD ($)	Dec. 31, 2014 SZSP China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due in 2017 USD ($)	Dec. 31, 2014 SZSP China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due in 2018 USD ($)	Dec. 31, 2014 SZSP China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due thereafter USD ($)	Nov. 14, 2013 CSI Photovoltaic Energy (Sihong) Inc.	Dec. 31, 2014 CSI Photovoltaic Energy (Sihong) Inc. China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility USD ($)	Nov. 14, 2013 CSI Photovoltaic Energy (Sihong) Inc. China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility USD ($)	Dec. 31, 2014 CSI Photovoltaic Energy (Sihong) Inc. China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due in 2015 USD ($)	Dec. 31, 2014 CSI Photovoltaic Energy (Sihong) Inc. China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due in 2016 USD ($)	Dec. 31, 2014 CSI Photovoltaic Energy (Sihong) Inc. China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due in 2017 USD ($)	Dec. 31, 2014 CSI Photovoltaic Energy (Sihong) Inc. China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due in 2018 USD ($)	Dec. 31, 2014 CSI Photovoltaic Energy (Sihong) Inc. China Development Bank, Suzhou Branch Loan agreement for construction of solar power projects Credit facility Repayment due thereafter USD ($)	Jun. 25, 2014 CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. Jiangsu Haixin Energy Development Co. Loan agreement for construction of solar power projects and production lines Credit facility item
Dec. 31, 2014
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd.
Jiangsu Haixin Energy Development Co.
Loan agreement for construction of solar power projects and production lines
Credit facility
USD ($)

Jun. 25, 2014
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd.
Jiangsu Haixin Energy Development Co.
Loan agreement for construction of solar power projects and production lines
Credit facility
USD ($)

Dec. 31, 2014
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd.
Jiangsu Haixin Energy Development Co.
Loan agreement for construction of solar power projects and production lines
Credit facility
Repayment due in 2017
USD ($)

Dec. 31, 2014
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd.
Jiangsu Haixin Energy Development Co.
Loan agreement for construction of solar power projects and production lines
Credit facility
Repayment due in 2018
USD ($)

Dec. 31, 2014
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd.
Jiangsu Haixin Energy Development Co.
Loan agreement for construction of solar power projects and production lines
Credit facility
Repayment Due In 2019 And Thereafter
USD ($)
																																																																Dec. 31, 2014 CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. Jiangsu Haixin Energy Development Co. Loan agreement for construction of solar power projects and production lines First tranche USD ($)
Dec. 31, 2014
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd.
Jiangsu Haixin Energy Development Co.
Loan agreement for construction of solar power projects and production lines
First tranche
Repayment due in 2017
USD ($)

Dec. 31, 2014
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd.
Jiangsu Haixin Energy Development Co.
Loan agreement for construction of solar power projects and production lines
Second tranche
Repayment due in 2017
USD ($)
																																																																			Feb. 25, 2014 Glenarm LP,2172839 Ontario Corp	Dec. 31, 2014 Glenarm LP,2172839 Ontario Corp Netixis Bank Loan agreement for construction of solar power projects Credit facility USD ($)	Feb. 25, 2014 Glenarm LP,2172839 Ontario Corp Netixis Bank Loan agreement for construction of solar power projects Credit facility USD ($)	Dec. 31, 2014 Glenarm LP,2172839 Ontario Corp Netixis Bank Loan agreement for construction of solar power projects Credit facility Repayment due in 2015 USD ($)
BORROWINGS
Percentage of ownership interest														100.00%																						100.00%														100.00%																	100.00%
Maximum borrowing capacity				$ 760,604,494			$ 36,035,300									$ 73,165,550				$ 1,143,978				$ 267,191			$ 435,855												$ 40,000,000				$ 7,517,568									$ 5,229,613								$ 44,124,857				$ 24,513,809		$ 19,611,048			$ 585,630
Repayment of credit facility									3,186,795	3,105,083	3,105,083	3,268,508	23,369,831				11,524,759	25,229,613	24,886,419		1,148,124				267,191			389,765	46,090		32,480			19,400,000	9,700,000					17,676,744	16,658,271				1,143,978	1,143,978	1,143,978	1,143,978	2,941,656				702,729	751,757	751,757	784,442	2,238,928				6,201,647	2,228,175	4,456,349							585,630
Outstanding balance of credit facility					521,811,874	36,035,300									61,640,791								267,191			435,855						29,100,000					34,335,015					7,517,568									5,229,613								12,886,171									585,630
Floating rate of borrowing (as a percent)						6.55%
Number of tranches																																																										2
Repayment period of credit facility																																																											3 years
Maximum liabilities to assets ratio						75.00%																																				80.00%									75.00%
Maturity term of credit facility								5 years														36 months
Fixed rate (as a percent)																								0.90%						1.45%								12.50%				6.55%									6.878%																	3.75%
Basis of interest rate																																	LIBOR
Reference rate to compute the variable rate (as a percent)																																	1.80%
Required consolidated revenue																																												5,000,000,000
Draw downs																																																																	6,684,524	6,201,647
Interest expense
Interest capitalized - project assets	10,304,555	17,292,847	4,631,569
Interest capitalized - property, plant, and equipment	203,067	347,791	670,374
Interest expense	48,905,848	46,244,456	53,304,640
Total interest incurred	$ 59,413,470	$ 63,885,094	$ 58,606,583